Subsequent Events (Details) - USD ($)				7 Months Ended	9 Months Ended
	Oct. 01, 2023	Aug. 17, 2023	Feb. 08, 2023	Dec. 31, 2022	Sep. 30, 2023	Jul. 17, 2023	Feb. 17, 2023	Jan. 01, 2023
Subsequent Event [Line Items]
Aggregate founder shares				400,000	375,000
Remaining balance (in Dollars)							$ 35,000
Outstanding balance (in Dollars)						$ 117,610
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Purchase of additional units		1,125,000	3,066,667
Founder Shares [Member]
Subsequent Event [Line Items]
Founder subject to forfeiture			400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate founder shares	375,000
Promissory note (in Dollars)								$ 82,610
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Aggregate founder shares	2,500,000
Promissory note (in Dollars)						$ 300,000